Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2017	2016
Laboratory and office equipment	$1,739	$1,489
Furniture and fixtures	419	374
Leasehold improvements	297	265
Computer equipment and software	189	166

	2,644	2,294
Less: Accumulated depreciation and amortization	(2,223)	(1,775)

	$421	$519

Depreciation and amortization expense for the years ended December 31, 2017, 2016 and 2015 was $0.2 million, $0.3 million and $0.4 million, respectively.